Business combination (Tables)	12 Months Ended
Dec. 31, 2023
Pinzhi
Business combination
Summary of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net liabilities acquired	(1,468)
Amortizable intangible assets
Content	31,500
Brand name	13,000
Technology	1,600
Goodwill	50,833
Deferred tax liabilities	(11,525)
83,940

Summary of total purchase price	Total purchase price comprised of (in thousands):

RMB
Cash consideration	38,940
Contingent consideration at fair value	45,000
Total	83,940

Yincheng Limited
Business combination
Summary of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	1,945
Amortizable intangible assets
Brand name	12,000
Technology	2,400
Goodwill	22,830
Deferred tax liabilities	(3,600)
35,575

Summary of total purchase price	Total purchase price comprised of (in thousands):

RMB
Cash consideration	19,875
Contingent consideration at fair value	15,700
Total	35,575

Yiqikao
Business combination
Summary of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	12,624
Amortizable intangible assets
Brand name	23,000
Content	6,800
Technology	3,500
Financial instruments arising from acquisition	8,700
Goodwill	52,444
Noncontrolling interests	(7,238)
99,830

Summary of total purchase price	Total purchase price comprised of (in thousands):

RMB
Cash consideration	66,530
Contingent consideration at fair value	33,300
Total	99,830

Xi an Zhifeng
Business combination
Summary of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	1,052
Amortizable intangible assets
Brand name	43,000
Content	13,300
Technology	2,700
Financial instruments arising from acquisition	1,600
Goodwill	64,733
Deferred tax liabilities	(14,750)
Noncontrolling interests	(7,327)
104,308